Loans Receivable, Net (Past Due Financing Receivables) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 9,495,434	$ 13,511,635
Current	358,030,840	325,838,983
Total	367,526,274	339,350,618
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,142,016	4,451,056
Current	74,837,893	71,922,015
Total	77,979,909	76,373,071
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	986,389	1,569,061
Current	49,681,505	48,811,228
Total	50,667,894	50,380,289
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	751,149	279,277
Current	15,528,028	12,234,856
Total	16,279,177	12,514,133
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4,615,880	7,212,241
Current	217,983,414	192,870,884
Total	222,599,294	200,083,125
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,535,286	4,121,369
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	653,858	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	625,178	710,881
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	536,492	101,201
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,719,758	3,309,287
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	445,181	2,356,514
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	1,144,381
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	119,640	282,314
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	69,256	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	256,285	929,819
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5,514,967	7,033,752
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,488,158	3,306,675
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	241,571	575,866
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	145,401	178,076
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 2,639,837	$ 2,973,135